Consolidated Statements of Temporary Equity and Shareholders’ Equity - USD ($) $ in Thousands	Total	Reclassifications	Common shares SVS		Common shares MVS [1]	Additional paid-in capital	Additional paid-in capital Reclassifications	Treasury shares	Treasury shares Reclassifications	Accumulated other comprehensive loss	Accumulated deficit
Redeemable non-controlling interest, beginning balance at Dec. 31, 2021	$ 118,972
Redeemable non-controlling interest contingency
Contribution from non-controlling interest	14,556
Foreign currency exchange variance	(5,582)
Net Loss	(6,833)
Redeemable non-controlling interest, ending balance at Dec. 31, 2022	$ 121,113
Common stock, beginning balance (in shares) at Dec. 31, 2021	708,340,434		614,369,729	[1]	93,970,705
Balance, beginning of period at Dec. 31, 2021	$ 1,546,124	$ 3,735				$ 2,047,531	$ 3,735	$ (5,208)		$ (6,744)	$ (489,455)
Changes in stockholders equity
Issuance of shares in connection with acquisitions (in shares)	7,392,857		7,392,857	[1]
Issuance of shares in connection with acquisitions	$ 35,671					35,671
Acquisition related deferred equity consideration	$ 59,289					59,289
Acquisition escrow shares returned and retired (in shares)	(980,098)		(980,098)	[1]
Acquisition escrow shares returned and retired	$ (10,370)					(10,370)
Foreign currency exchange variance	$ (11,850)									(11,850)
Exercise of stock options (in shares)	1,269,953		1,269,953	[1]
Exercise of stock options	$ 524					524
Issuance of SVS for settlement of RSUs (in shares)	1,315,176		1,315,176	[1]
Issuance of SVS for settlement of RSUs	$ (1,336)					(1,336)
Share-based compensation (in shares)	152,508		152,508	[1]
Share-based compensation	$ 28,017					28,017
Net Loss	$ (370,099)										(370,099)
Common stock, ending balance (in shares) at Dec. 31, 2022	717,490,830		623,520,125	[1]	93,970,705
Balance, end of period at Dec. 31, 2022	$ 1,279,705	$ 0				2,163,061	$ (5,208)	(5,208)	$ 5,208	(18,594)	(859,554)
Redeemable non-controlling interest contingency
Contribution from non-controlling interest	4,166
Foreign currency exchange variance	4,511
Net Loss	(9,140)
Redeemable non-controlling interest, ending balance at Dec. 31, 2023	$ 120,650
Changes in stockholders equity
Issuance of shares in connection with acquisitions (in shares)	12,329,002		12,329,002	[1]
Issuance of shares in connection with acquisitions	$ 17,375					17,375
Issuance of shares in connection with public offering (in shares)	2,700,000		2,700,000	[1]
Issuance of shares in connection with public offering	$ 11,497					11,497
SVS contributed to Curaleaf, Inc. in connection with the Reorganization (in shares)	(254,315)		(254,315)	[1]
SVS contributed to Curaleaf, Inc. in connection with the Reorganization	$ (1,050)							(1,050)
Acquisition escrow shares returned and retired (in shares)	(350,794)		(350,794)	[1]
Acquisition escrow shares returned and retired	$ (2,465)					(2,465)
Foreign currency exchange variance	$ 6,719									6,719
Exercise of stock options (in shares)	211,775		211,775	[1]
Exercise of stock options	$ 48					48
Issuance of SVS for settlement of RSUs (in shares)	1,601,305		1,601,305
Share-based compensation	$ 20,010					20,010
Net Loss	$ (281,197)										(281,197)
Common stock, ending balance (in shares) at Dec. 31, 2023	733,727,803		639,757,098	[1]	93,970,705
Balance, end of period at Dec. 31, 2023	$ 1,050,642					$ 2,204,318		$ (1,050)		$ (11,875)	$ (1,140,751)

[1]	*as defined herein